Note 9 - Equity Method Investments (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Apr. 30, 2017
Income (Loss) from Equity Method Investments, Total	$ 5,199	$ 887
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	41,100			$ 44,000
Steadman Maritime Co., Horton Maritime Co. and Marchant Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	417		$ 1,428
Kemp Maritime Co. and Hyde Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			3,449
Ainsley Maritime Co. and Ambrose Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			498
Proceeds from Dividends Received			1,250
Benedict, Bertrand, Beardmore, Schofield, and Fairbank Maritime Co. [Member]
Proceeds from Dividends Received			2,980
Geyer Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			798
Skerrett Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			1,964
Platt Maritime Co. and Sykes Maritime Co. [Member]
Payments to Acquire Equity Method Investments	$ 4,875		$ 1,753